Segmented Information - Summary of Revenues by Location From Continuing Operations (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 540	$ 762	$ 1,643	$ 3,026
United States
Disclosure Of Geographical Areas [Line Items]
Revenues	339	323	1,070	1,745
Canada
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 201	$ 439	406	$ 1,281
United Kingdom
Disclosure Of Geographical Areas [Line Items]
Revenues			$ 167